Statemens of Cash Flows (USD $)	4 Months Ended	6 Months Ended
	Apr. 30, 2013	Apr. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (106,700)
Adjustments to reconcile net loss to net cash provided by operations:
Non-cash organization costs		100,000
Amortization expense		6,700
Net cash provided by operating activities		0
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock		3,500
Net cash provided by financing activities		3,500
NET INCREASE IN CASH		3,500
CASH, beginning of period		2,500
CASH, end of period	6,000	6,000
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Organizational services exchanged for 1,000,000 common shares at $0.10/share.	$ 100,000	$ 100,000